Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 100,231	$ 38,982	$ 171,480
Deferred Offering Costs	941,338	751,050	324,210
Shareholder Loan Receivable			1,145
Total Current Assets	1,041,569	790,032	496,835
Long Term Assets
Fixed Assets (Net)	7,355	8,050	12,270
TOTAL ASSETS	1,048,924	798,082	509,105
Current Liabilities
Accounts Payable	2,799,120	2,715,399	1,225,134
Accrued Interest on Convertible Notes	2,276,347	2,026,323	1,223,843
Accrued Expenses	162,500	162,500	15,000
Accrued Payroll and Payroll Taxes – Related Party	42,676	112,137	420,000
Accrued Payroll and Payroll Taxes	49,357	33,543	6,011
Redemption Premium	5,055,804	4,580,304	3,039,054
Short-Term Loan	100,000
Preferred Dividends Payable	375,000	343,750	218,750
Make-whole Stock Liability	130,000	130,000
Total Current Liabilities	26,455,381	24,714,297	6,147,792
Long-Term Liabilities
Make-whole Stock Liability			1,470,909
Long-Term Liabilities
TEDCO Grant	100,000	100,000	100,000
Total Long-Term Liabilities	100,000	100,000	11,918,541
Total Liabilities	26,555,381	24,814,297	18,066,333
STOCKHOLDERS’ DEFICIT
Common stock value	11,982	10,680
Preferred stock value		1,302
Additional paid-in capital	5,489,990	5,489,990	4,033,093
Accumulated deficit	(31,008,429)	(29,518,187)	(21,601,603)
Total Stockholders’ Deficit	(25,506,457)	(24,016,215)	(17,557,228)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,048,924	798,082	509,105
Convertible Notes – A (Net Debt Discount)
Current Liabilities
Convertible Notes	1,053,383	1,051,032
Convertible Notes – A (Related Party Net Debt Discount)
Current Liabilities
Convertible Notes	100,000	100,000
Convertible Notes – B (Net Debt Discount)
Current Liabilities
Convertible Notes	5,154,000	5,154,000
Convertible Notes – C (Net Debt Discount)
Current Liabilities
Convertible Notes	3,945,020	3,873,417
Convertible Notes – D (Net Debt Discount)
Current Liabilities
Convertible Notes	2,000,000	1,950,160
Convertible Notes – E (Net Debt Discount)
Current Liabilities
Convertible Notes	1,100,000	1,100,000
Convertible Notes – F (Net Debt Discount)
Current Liabilities
Convertible Notes	$ 2,112,174	1,381,732
Convertible Notes – A (Net Debt Discount)
Long-Term Liabilities
Convertible Notes			1,038,120
Convertible Notes – A (Related Party Net Debt Discount)
Long-Term Liabilities
Convertible Notes			100,000
Convertible Notes – B (Net Debt Discount)
Long-Term Liabilities
Convertible Notes			5,154,000
Convertible Notes – C (Net Debt Discount)
Long-Term Liabilities
Convertible Notes			3,218,845
Convertible Notes – D (Net Debt Discount)
Long-Term Liabilities
Convertible Notes			836,667
Common Stock A
STOCKHOLDERS’ DEFICIT
Common stock value		10,680	9,980
Common Stock B
STOCKHOLDERS’ DEFICIT
Common stock value
Preferred Stock A
STOCKHOLDERS’ DEFICIT
Preferred stock value		$ 1,302	$ 1,302